Net Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Weighted Average Number of Shares Reconciliation from Common to Diluted common
	2024	2023
Weighted average number of common shares	494,198,000	496,381,000
Dilutive effect of stock options	167,000	613,000
Weighted average number of diluted common shares	494,365,000	496,994,000

Summary of Instruments excluded in calculation of diluted earnings

Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows:

	2024	2023
Number of options excluded	2,056,982	821,763